Basis of preparation and accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting policies
Basis of preparation and exchange rates

Basis of preparation and exchange rates

Prudential plc (‘the Company’) together with its subsidiaries (collectively, ‘the Group’ or ‘Prudential’) is an international financial services group. The Group has operations in Asia, the US, Africa and, prior to the demerger of M&G plc in October 2019, UK and Europe.  The Group helps individuals to de-risk their lives and deal with their biggest financial concerns through life and health insurance, and retirement and asset management solutions. On 21 October 2019, the Company completed the demerger of M&G plc, its UK and Europe operations, from Prudential plc resulting in two separately-listed companies. It has therefore reclassified these operations as discontinued in these financial statements (see note A2).

Basis of preparation

These statements have been prepared in accordance with IFRS as issued by the International Accounting Standards Board (IASB) and as endorsed by the European Union (EU) as required by EU law (IAS Regulation EC1606/2032). EU-endorsed IFRS may differ from IFRS issued by the IASB if, at any point in time, new or amended IFRS have not been endorsed by the EU. At 31 December 2019, there were no unendorsed standards effective for the three years ended 31 December 2019 which impact the consolidated financial statements of the Group and there were no differences between IFRS endorsed by the EU and IFRS issued by the IASB in terms of their application to the Group. For financial years beginning after 31 December 2020, the Group will prepare its consolidated financial statements in accordance with UK-adopted international accounting standards, instead of the EU-endorsed IFRS.

These statements have been prepared on a going concern basis. The Group IFRS accounting policies are the same as those applied for the year ended 31 December 2018 with the exception of the adoption of the new and amended accounting standards as described in note A3.

Exchange rates

Following the demerger of its UK and Europe operations, the Directors have elected to change the Group’s presentation currency in these financial statements from pounds sterling to US dollars which better reflects the economic footprint of our business going forward. The Group believes that the presentation currency change will give investors and other stakeholders a clearer understanding of Prudential’s performance over time. The change in presentation currency is a voluntary change which is accounted for retrospectively in the comparative information and all comparative statements and notes have been restated accordingly applying the foreign exchange translation principles as set out below.

The exchange rates applied for balances and transactions in the presentation currency of the Group, US dollars ($),and other currencies were:

	Closing	Average rate	Closing	Average rate	Closing	Average rate	Opening
	rate at	for	rate at	for	rate at	for	rate at
$: local currency	31 Dec 2019	2019	31 Dec 2018	2018	31 Dec 2017	2017	1 Jan 2017
China	6.97	6.91	6.87	6.61	6.51	6.76	6.95
Hong Kong	7.79	7.84	7.83	7.84	7.82	7.79	7.75
Indonesia	13,882.50	14,140.84	14,380.00	14,220.82	13,567.00	13,383.03	13,471.96
Malaysia	4.09	4.14	4.13	4.03	4.05	4.30	4.49
Singapore	1.34	1.36	1.36	1.35	1.34	1.38	1.44
Thailand	29.75	31.05	32.56	32.30	32.59	33.91	35.81
UK	0.75	0.78	0.79	0.75	0.74	0.78	0.81
Vietnam	23,172.50	23,227.64	23,195.00	23,017.17	22,708.16	22,716.82	22,770.08

Foreign exchange translation

In order to present the consolidated financial statements in US dollars, the results and financial position of entities not using US dollars as functional currency (ie the currency of the primary economic environment in which the entity operates) must be translated into the US dollars. The general principle for converting foreign currency transactions is to translate at the functional currency spot rate prevailing at the date of the transactions. This includes external dividends determined and paid to shareholders in pounds sterling. Prudential will determine and declare its dividend in US dollars commencing with dividends paid in 2020, including the 2019 second interim dividend. All assets and liabilities of entities not operating in US dollars are converted at closing exchange rates while all income and expenses are converted at average exchange rates where this is a reasonable approximation of the rates prevailing on transaction dates. The impact of these currency translations is recorded as a separate component in the statement of comprehensive income. At 31 December 2019 the functional currency of the Group’s parent company changed to US dollars. The Group and parent company have chosen, for presentational purposes, to retranslate their share capital and share premium as at 31 December 2019 using the closing exchange rate as at that date, and comparative amounts at the relative closing exchange rates. The foreign exchange adjustments arising on the share capital and share premium balances of $2,797 million (31 December 2018: $2,668 million) adjust the translation reserve movement in the statement of other comprehensive income. As this amount arises on the translation of the parent company’s share capital and share premium, the corresponding impact to the currency translation reserve of $980 million will never be recycled on disposal of any foreign operations.

During 2019 and 2018, borrowings that are used to provide a hedge against Group equity investments in overseas entities were translated at year end exchange rates and movements recognised in other comprehensive income. Other foreign currency monetary items are translated at year end exchange rates with changes recognised in the income statement.

Certain notes to the financial statements present 2018 comparative information at constant exchange rates (CER), in addition to the reporting at actual exchange rates (AER) used throughout the consolidated financial statements. AER are actual historical exchange rates for the specific accounting period, being the average rates over the period for the income statement and the closing rates at the balance sheet date for the statement of financial position. CER results are calculated by translating prior period results using the current period foreign exchange rate, ie current period average rates for the income statement and current period closing rates for the statement of financial position.

The effect of foreign exchange movement from continuing operations arising during the years shown recognised in other comprehensive income is:

	2019 $m	2018 $m	2017 $m
Asia operations	194	(206)	363
Unallocated to a segment (other funds)	(42)	167	(234)
	152	(39)	129

The consolidated financial statements do not represent Prudential’s statutory accounts for the purposes of the UK Companies Act. These financial statements are based on the prescribed formats. The Group’s external auditors have reported on the 2019, 2018 and 2017 statutory accounts. Statutory accounts for 2018 and 2017 have been delivered to the UK Registrar of Companies and those for 2019 will be delivered following the Company’s Annual General Meeting. The auditor’s reports were (i) unqualified, (ii) did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report and (iii) did not contain a statement under Section 498(2) or (3) of the UK Companies Act 2006.

Discontinued operations

Discontinued operations

The Group completed the demerger of its UK and Europe operations, M&G plc, from the Prudential plc group on 21 October 2019. In accordance with IFRS 5 ‘Non-Current Assets Held for Sale and Discontinued Operations’, the results of M&G plc have been reclassified as discontinued operations in these consolidated financial statements.

Consistent with IFRS 5 requirements, profit after tax attributable to the discontinued UK and Europe operations in 2019 have been shown in a single line in the income statement with 2018 and 2017 comparatives being restated accordingly, with further analysis provided in note D2. Notes B1 to B5 have also been prepared on this basis.

IFRS 5 does not permit the comparative 31 December 2018 and 1 January 2018 statement of financial position to be re-presented, as the UK and Europe operations were not reclassified as held for sale at these dates. In the related balance sheet notes, prior year balances have been presented to show the amounts from discontinued operations separately from continuing operations in order to present the results of the continuing operations on a comparable basis. Additionally, in the analysis of movements in Group’s assets and liabilities between the beginning and end of the years, the balances of the discontinued UK and Europe operations are removed from the opening balances to show the underlying movements from continuing operations.

Profit from the discontinued UK and Europe operations up to the demerger is presented in the consolidated income statement after the elimination of intragroup transactions with continuing operations where it is appropriate to provide a more meaningful presentation of the position of the Group immediately after the demerger.

New accounting pronouncements in 2019

     New accounting pronouncements in 2019

IFRS 16 ‘Leases’

The Group has adopted IFRS 16 ‘Leases’ from 1 January 2019. The new standard brings most leases on-balance-sheet for lessees under a single model, eliminating the distinction between operating and finance leases.

IFRS 16 applies primarily to operating leases of major properties occupied by the Group’s businesses where Prudential is a lessee.

Under IFRS 16, these leases are brought onto the Group’s statement of financial position with a ‘right-of-use’ asset being established and a corresponding liability representing the obligation to make lease payments. The rental accrual charge in the income statement under IAS 17 is replaced with a depreciation charge for the ‘right-of-use’ asset and an interest expense on the lease liability leading to a more front-loaded operating lease cost profile compared to IAS 17.

As permitted by IFRS 16, the Group has chosen to adopt the modified retrospective approach upon transition to the new standard. Under the approach adopted, there is no adjustment to the Group’s retained earnings at 1 January 2019 and the Group’s 2018 comparative information is not restated. The ‘right-of-use’ asset and lease liability at 1 January 2019 are set at an amount equal to the discounted remaining lease payments adjusted by any prepaid or accrued lease payment balance immediately before the date of initial application of the standard.

When measuring lease liabilities on adoption, the Group discounted lease payments using its incremental borrowing rate at 1 January 2019. The weighted average rate applied is 3.4 per cent. The aggregate effect of the adoption of the standard on the statement of financial position at 1 January 2019 is shown in the table below:

	Continuing	Discontinued	Total
	operations	operations	Group
Effect of adoption of IFRS 16 at 1 January 2019	$m	$m	$m
Assets
Property, plant and equipment (right-of-use assets)	527	368	895
Total assets	527	368	895
Liabilities
Operational borrowings (lease liability)	541	414	955
Accruals, deferred income and other liabilities (accrued lease payment balance under IAS 17)	(14)	(46)	(60)
Total liabilities	527	368	895

Reconciliation of IFRS 16 lease liability and IAS 17 lease commitments

Total Group
$m
IFRS 16 operating lease liability shown in the table above	955
Add back impact of discounting	210
IFRS 16 operating lease liability on an undiscounted basis	1,165

Difference in lease rental payments due to probable renewals or early termination decisions reflected above	(48)
Other	(6)
Total operating lease commitments at 31 December 2018*	1,111

*As disclosed in note D5 of the Group’s IFRS financial statements for the year ended 31 December 2018 and after excluding $76 million for the amount relating to certain lease commitments from the central operations to the discontinued UK with-profits fund.

The Group has applied the practical expedient to grandfather the definition of a lease on transition. This means that IFRS 16 has been applied to all contracts that were identified as leases in accordance with IAS 17 and IFRIC 4 ‘Determining whether an Arrangement contains a Lease’ entered into before 1 January 2019. Therefore, the definition of a lease under IFRS 16 is applied only to contracts entered into or changed on or after 1 January 2019.

The Group has used the following practical expedients, in addition to the aforementioned, when applying IFRS 16 to leases previously classified as operating leases under IAS 17:

-

Applying a single discount rate to a portfolio of leases with similar characteristics. Accordingly, for such portfolios, the incremental borrowing rates used to discount the future lease payments will be determined based on market specific risk-free rates adjusted with a margin/spread to reflect the Group’s credit standing, lease term and the outstanding lease payments.

-	Using hindsight when determining the lease term if the contract contains options to extend or terminate the lease.

Other new accounting pronouncements

In addition to the above, the following new accounting pronouncements were also effective from 1 January 2019:

-	IFRIC Interpretation 23 ‘Uncertainty over Income Tax Treatments’;
-	Amendments to IAS 28 ‘Long-term Interests in Associates and Joint Ventures’;
-	Amendments to IFRS 9 ‘Prepayment Features with Negative Compensation’;
-	Annual Improvements to IFRSs 2015-2017 cycle; and
-	Amendments to IAS 19 ‘Plan Amendment, Curtailment or Settlement’.

The Group has applied the principles within the Amendments to IAS 19 ‘Plan Amendment, Curtailment or Settlement’ when accounting for the changes to the pension benefits of its UK defined benefit schemes during the year. The other pronouncements have had no significant impact on the Group financial statements.

Classification of insurance and investment contracts; Measurement of policyholder liabilities and unallocated surplus of with-profits
Classification of insurance and investment contracts

IFRS 4 requires contracts written by insurers to be classified as either ‘insurance’ contracts or ‘investment’ contracts. The classification of the contract determines its accounting.

Impacts $397.6 billion of reported contract liabilities, requiring classification, including those held by the joint venture and associate.

Judgement is applied in considering whether the material features of a contract gives rise to the transfer of significant insurance risk.

Contracts that transfer significant insurance risk to the Group are classified as insurance contracts. This judgement is made at the point of contract inception and is not revisited. For the majority of the Group’s contracts, classification is based on a readily identifiable scenario that demonstrates a significant difference in cash flows if the covered event occurs (as opposed to does not occur) reducing the level of judgement involved. Contracts that transfer financial risk to the Group but not significant insurance risk are classified as investment contracts.Certain investment contracts contain discretionary participating features as discussed in IFRS 4. Insurance contracts and investment contracts with discretionary participation features are accounted for under IFRS 4. Investment contracts without such discretionary participation features are accounted for as financial instruments under IAS 39.

Insurance business units	Insurance contracts and investment contracts with discretionary participation features	Investment contracts without discretionary participation features
Asia	– With-profits contracts – Non-participating term contracts – Whole life contracts – Unit-linked policies – Accident and health policies	– Minor amounts for a number of small categories of business
US	– Variable annuity contracts – Fixed annuity contracts – Fixed index annuity contracts – Group pay-out annuity contracts – Life insurance contracts	– Guaranteed investment contracts (GICs) – Minor amounts of ‘annuity certain’ contracts
Discontinued UK and Europe	– With-profits contracts – Bulk and individual annuity business – Non-participating term contracts	– Certain unit-linked savings and similar contracts

Measurement of policyholder liabilities and unallocated surplus of with-profits

The measurement basis of policyholder liabilities is dependent upon the classification of the contracts under IFRS 4 described above.

Impacts $402.3 billion of policyholder liabilities and unallocated surplus of with-profits.

Policyholder liabilities are estimated based on a number of actuarial assumptions (eg mortality, morbidity, policyholder behaviour and expenses).

IFRS 4 permits the continued usage of previously applied Generally Accepted Accounting Practices (GAAP) for insurance contracts and investment contracts with discretionary participating features.

A modified statutory basis of reporting was adopted by the Group on first time adoption of IFRS in 2005. This was set out in the Statement of Recommended Practice issued by the Association of British Insurers (ABI SORP). An exception was for UK regulated with-profits funds which were measured under FRS 27, ‘Life Assurance’ as discussed below.

FRS 27 and the ABI SORP were withdrawn for the accounting periods beginning in or after 2015. As used in these consolidated financial statements, the terms 'grandfathered' FRS 27 and the 'grandfathered' ABI SORP refer to the requirements of these pronouncements prior to their withdrawal.

For investment contracts that do not contain discretionary participating features, IAS 39 is applied and, where the contract includes an investment management element, IFRS 15 ‘Revenue from Contracts with Customers’ applies.

The policies applied in each business unit are noted below. When measuring policyholder liabilities, a number of assumptions are applied to estimate future amounts due to or from the policyholder. The nature of assumptions varies by product and among the most significant is policyholder behaviour, particularly in the US. Additional details of valuation methodologies and assumptions applied for material product types are discussed in note C4.2.

Measurement of insurance contract liabilities and investment contract liabilities with discretionary participation features

Asia insurance operations

The policyholder liabilities for businesses in Asia are generally determined in accordance with methods prescribed by local GAAP, adjusted to comply with the modified statutory basis where necessary. Refinements to the local reserving methodology are generally treated as changes in estimates, dependent on their nature. In Taiwan and India, US GAAP principles are applied.

The sensitivity of Asia insurance operations to variations in key estimates and assumptions, including mortality and morbidity, is discussed in note C7.2.

US insurance operations (Jackson)

The policyholder liabilities for Jackson’s conventional protection-type policies are determined under US GAAP principles with locked in assumptions for mortality, interest, policy lapses and expenses along with provisions for adverse deviations. For other policies, the policyholder liabilities include the policyholder account balance.

For those investment contracts in the US with fixed and guaranteed terms, the Group uses the amortised cost model to measure the liability. The US has no investment contracts with discretionary participation features.

The sensitivity of US insurance operations to variations in key estimates and assumptions, including policyholder behaviour, is discussed in note C7.3.

Discontinued UK and Europe insurance operations

The UK regulated with-profits funds’ liabilities are the realistic basis liabilities in accordance with ‘grandfathered’ FRS 27. The realistic basis requires the value of liabilities to be calculated as the sum of a with-profits benefits reserve, future policy-related liabilities and the realistic current liabilities of the fund.

The interest rates used in establishing policyholder benefit provisions for pension annuities in the course of payment are adjusted each reporting period and include an allowance for credit risk. Mortality rates used in establishing policyholder benefits are based on published mortality tables adjusted to reflect actual experience.

Measurement of investment contract liabilities without discretionary participation features

Investment contracts without discretionary participation features are measured in accordance with IAS 39 to reflect the deposit nature of the arrangement, with premiums and claims reflected as deposits and withdrawals, and taken directly to the statement of financial position as movements in the financial liability balance.

Investment contracts without fixed and guaranteed terms are classified as financial instruments and designated as fair value through profit or loss because the resulting liabilities are managed and their performance is evaluated on a fair value basis. Where the contract includes a surrender option, its carrying value is subject to a minimum carrying value equal to its surrender value.

Other investment contracts are measured at amortised cost.

Measurement of unallocated surplus of with-profits funds

Unallocated surplus of with-profits funds represents the excess of assets over policyholder liabilities determined in accordance with the Group's accounting policies and based on local GAAP for the Group’s with-profits funds in Hong Kong, Malaysia  and, up to its demerger, the UK and Europe operations that have yet to be appropriated between policyholders and shareholders. The unallocated surplus is recorded wholly as a liability with no allocation to equity. The annual excess or shortfall of income over expenditure of the with-profits funds, after declaration and attribution of the cost of bonuses to policyholders and shareholders, is transferred to or from the unallocated surplus each period through a charge or credit to the income statement. The balance retained in the unallocated surplus represents cumulative income arising on the with-profits business that has not been allocated to policyholders or shareholders. The balance of the unallocated surplus is determined after full provision for deferred tax on unrealised appreciation or depreciation on investments.

Liability adequacy test

The Group performs adequacy testing on its insurance liabilities to ensure that the carrying amounts (net of related deferred acquisition costs) and, where relevant, present value of acquired in-force business is sufficient to cover current estimates of future cash outflows. Any deficiency is immediately charged to the income statement.

Jackson’s liabilities for insurance contracts, which include those for separate accounts (reflecting separate account assets), policyholder account values and guarantees measured as described in note C4.2 and the associated deferred acquisition cost asset, are measured under US GAAP and liability adequacy testing is performed in this context. Under US GAAP, most of Jackson’s products are accounted for under Accounting Standards Codification Topic 944, Financial Services – Insurance of the Financial Accounting Standards Board (ASC 944) whereby deferred acquisition costs are amortised in line with expected gross profits. Recoverability of the deferred acquisition costs in the balance sheet is tested against the projected value of future profit using current estimates and therefore no additional liability adequacy test is required under IFRS 4. The deferred acquisition cost asset recoverability test is performed in line with US GAAP requirements, which in practice is at a grouped level of those contracts managed together.

Measurement and presentation of derivatives and debt securities of US insurance operations; financial instruments other than instruments classified as long-term business contracts
Measurement and presentation of derivatives and debt securities of US insurance operations (Jackson)

Jackson holds a number of derivative instruments and debt securities. The selection of the accounting approach for these items significantly affects the volatility of profit before tax.

$ (4,225) million of the US investment return in the income statement arises from such derivatives and debt securities.

Jackson enters into derivative instruments to mitigate economic exposures. The Group has considered whether it is appropriate to undertake the necessary operational changes to qualify for hedge accounting so as to achieve matching of value movements in hedging instruments and hedged items in the performance statements. The key factors considered in this assessment were the complexity of asset and liability matching in Jackson’s product range and the difficulty and cost of applying the macro hedge provisions under IAS 39 (which are more suited to banking arrangements) to Jackson’s derivative book.

The Group has decided that, except for occasional circumstances, applying hedge accounting using IAS 39 to derivative instruments held by Jackson would not improve the relevance or reliability of the financial statements to such an extent that would justify the difficulty and cost of applying these provisions. As a result of this decision, the total income statement results are more volatile as the movements in the fair value of Jackson’s derivatives are reflected within it. This volatility is reflected in the level of short-term fluctuations in investment returns, as shown in notes B1.1 and B1.2.

Under IAS 39, unless carried at amortised cost (subject to impairment provisions where appropriate) under the held-to-maturity category, debt securities are carried at fair value. The Group has chosen not to classify any financial assets as held-to-maturity. Debt securities of Jackson are designated as available-for-sale with value movements, unless impaired, being recorded as movements within other comprehensive income. Impairments are recorded in the income statement, as discussed in note (c) below.

Presentation of results before tax attributable to shareholders

Presentation of results before tax attributable to shareholders

Profit before tax is a significant IFRS income statement item. The Group has chosen to present a measure of profit before tax attributable to shareholders which distinguishes between tax borne by shareholders and tax attributable to policyholders to support understanding of the performance of the Group.

Profit from continuing operations before tax attributable to shareholders is $1,922 million and compares to profit from continuing operations before tax of $2,287 million.

The total tax charge for the Group reflects tax that, in addition to that relating to shareholders’ profit, is also attributable to policyholders through the interest in with-profits or unit-linked funds. Further detail is provided in note B4. Reported IFRS profit before the tax measure is therefore not representative of pre-tax profit attributable to shareholders. Accordingly, in order to provide a measure of pre-tax profit attributable to shareholders, the Group has chosen to adopt an income statement presentation of the tax charge and pre-tax results that distinguishes between policyholders and shareholders returns.

Segmental analysis of results and earnings attributable to shareholders
Segmental analysis of results and earnings attributable to shareholders

The Group uses adjusted IFRS operating profit based on longer-term investment returns as the segmental measure of its results.

Total segmental adjusted IFRS operating profit from continuing operations based on longer-term investment returns is $6,346 million and is shown in note B1.1.

The basis of calculation of adjusted IFRS operating profit based on longer-term investment returns is provided in note B1.3.

For shareholder-backed business, with the exception of debt securities held by Jackson and the Group's new treasury company, which are treated as available-for-sale, and assets classified as loans and receivables at amortised cost, all financial investments and investment properties are designated as assets at fair value through profit or loss. Short-term fluctuations in fair value affect the result for the year and the Group provides additional analysis of results before and after the effects of short-term fluctuations in investment returns, together with other items that are of a short-term, volatile or one-off nature. The effects of short-term fluctuations include asymmetric impacts where the measurement bases of the liabilities and associated derivatives used to manage the Jackson annuity business differ as described in note B1.2.

Short-term fluctuations in investment returns on assets held by with-profits funds in Hong Kong, Malaysia and Singapore do not affect directly reported shareholder results. This is because (i) the unallocated surplus of with-profits funds is accounted for as a liability and (ii) excess or deficit of income and expenditure of the funds over the required surplus for distribution are transferred to or from policyholder liabilities (including the unallocated surplus).

Deferred acquisition costs (DAC) for insurance contracts
Deferred acquisition costs (DAC) for insurance contracts

The Group applies judgement in determining qualifying costs that should be capitalised (ie those costs of acquiring new insurance contracts that meet the criteria under the Group’s accounting policy for deferred acquisition costs).

The Group estimates projected future profits/margins to assess whether adjustments to the carrying value or amortisation profile of deferred acquisition cost asset are necessary.

Impacts $14.2 billion of deferred acquisition costs as shown in note C5.2(i).

Costs of acquiring new insurance business are accounted for in a way that is consistent with the principles of the ’grandfathered’ ABI SORP with deferral and amortisation against margins in future revenues on the related insurance policies. The recoverability of the deferred acquisition costs (DAC) is measured and the DAC asset is deemed impaired if the projected margins (which are estimated based on a number of assumptions similar to those underlying policyholder liabilities) are less than the carrying value. To the extent that the future margins differ from those anticipated, an adjustment to the carrying value will be necessary either through an impairment (if the projected margins are lower than carrying value) or through a change in the amortisation profile.

Asia insurance operations

For those business units applying US GAAP to insurance assets and liabilities, as permitted by the ‘grandfathered’ ABI SORP, principles similar to those set out in the US insurance operations paragraph below are applied to the deferral and amortisation of acquisition costs. For other business units in Asia, the general principles of the ‘grandfathered’ ABI SORP are applied. In general, deferral of acquisition costs is shown by an explicit carrying value in the balance sheet. However, in some Asia operations the deferral is implicit through the reserving basis.

US insurance operations

The most material estimates and assumptions applied in the measurement and amortisation of DAC balances relate to the US insurance operations.

The Group’s US insurance operations apply FASB ASU 2010-26 on ‘Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts’ and capitalise only those incremental costs directly relating to successfully acquiring a contract.

For term life business, acquisition costs are deferred and amortised in line with expected premiums. For annuity and interest-sensitive life business, acquisition costs are deferred and amortised in line with expected gross profits on the relevant contracts. For fixed and fixed index annuity and interest-sensitive life business, the key assumption is the long-term spread between the earned rate on investments and the rate credited to policyholders.

For variable annuity business, a key assumption is the long-term investment return from the separate accounts, which for 2019 is 7.4 per cent (2018: 7.4 per cent). The impact of using this return is reflected in two principal ways, namely:

-

Through the projected expected gross profits that are used to determine the amortisation of deferred acquisition costs. This is applied through the use of a mean reversion technique which is described in more detail below; and

-

The required level of provision for claims for guaranteed minimum death, ‘for life’ withdrawal, and income benefits.

In addition, expected gross profits depend on mortality assumptions, lapses (including the related charges), assumed unit costs and future hedge costs, which are based on a combination of Jackson’s actual experience, industry benchmarking and future expectations.

Jackson uses a mean reversion methodology that sets the projected level of return for each of the next five years such that these returns in combination with the actual rates of return for the preceding three years (including the current year) average the assumed long-term annual return (gross of asset management fees and other charges to policyholders, but net of external fund management fees) over the eight-year period. Projected returns after the mean reversion period revert back to the long-term investment return. For further details on current balances, assumptions and sensitivity, refer to note C5.2 (i).

To ensure that the methodology in extreme market movements produces future expected returns that are realistic, the mean reversion technique has a cap and floor feature whereby the projected returns in each of the next five years can be no more than 15 per cent per annum and no less than zero per cent per annum (both gross of asset management fees and other charges to policyholders, but net of external fund management fees) in each year.

Jackson makes certain adjustments to the DAC assets which are recognised directly in other comprehensive income (‘shadow accounting’) to match the recognition of unrealised gains or losses on available-for-sale securities causing the adjustments. More precisely, shadow DAC adjustments reflect the change in DAC that would have arisen if the assets held in the statement of financial position had been sold, crystallising unrealised gains or losses, and the proceeds reinvested at the yields currently available in the market.

Carrying value of distribution rights intangible assets
Carrying value of distribution rights intangible assets

The Group applies judgement to assess whether factors such as the financial performance of the distribution arrangement, changes in relevant legislation and regulatory requirements indicate an impairment of intangible assets representing distribution rights.

To determine the impaired value, the Group estimates the discounted future expected cash flows arising from distribution rights.

Affects $3.0 billion of assets as shown in note C5.2.

Distribution rights relate to bancassurance partnership arrangements for the distribution of products for the term of the contractual agreement with the bank partner, for which an asset is recognised based on fees paid. Distribution rights impairment testing is conducted when there is an indication of impairment.

To assess indicators of an impairment, the Group monitors a number of internal and external factors, including indications that the financial performance of the arrangement is likely to be worse than expected and changes in relevant legislation and regulatory requirements that could impact the Group’s ability to continue to sell new business through the bancassurance channel, and then applies judgement to assess whether these factors indicate that an impairment has occurred.

If an impairment has occurred, a charge is recognised in the income statement for the difference between the carrying value and recoverable amount of the asset. The recoverable amount is the greater of fair value less costs to sell and value in use. Value in use is calculated as the present value of future expected cash flows from the asset or the cash generating unit to which it is allocated.

Financial Investments - Valuation
Financial investments – Valuation

Financial investments held at fair value represent $388.1 billion of the Group’s total assets.

Financial investments held at amortised cost represent $15.6 billion of the Group’s total assets.

The Group estimates the fair value of financial investments that are not actively traded using quotations from independent third parties or internally developed pricing models.

The Group holds the majority of its financial investments at fair value (either through profit or loss or available-for-sale). Financial investments held at amortised cost primarily comprise loans and deposits.

Determination of fair value

The fair values of the financial instruments for which fair valuation is required under IFRS are determined by the use of current market bid prices for exchange-quoted investments or by using quotations from independent third parties such as brokers and pricing services or by using appropriate valuation techniques.

The estimated fair value of derivative financial instruments reflects the estimated amount the Group would receive or pay in an arm’s-length transaction. This amount is determined using quoted prices if exchange listed, quotations from independent third parties or valued internally using standard market practices.

Current market bid prices are used to value investments having quoted prices. Actively traded investments without quoted prices are valued using prices provided by third parties such as brokers or pricing services. Financial investments measured at fair value are classified into a three-level hierarchy as described in note C3.1(b).

If the market for a financial investment of the Group is not active, the Group establishes fair value by using quotations from independent third parties, such as brokers or pricing services, or by using internally developed pricing models. Priority is given to publicly available prices from independent sources when available, but overall the source of pricing and/or the valuation technique is chosen with the objective of arriving at a fair value measurement which reflects the price at which an orderly transaction would take place between market participants on the measurement date. The valuation techniques include the use of recent arm’s length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, option-adjusted spread models and, if applicable, enterprise valuation and may include a number of assumptions relating to variables such as credit risk and interest rates. Changes in assumptions relating to these variables could positively or negatively impact the reported fair value of these financial investments. Details of the financial investments classified as ‘level 3’ to which valuation techniques are applied and the sensitivity of profit before tax to a change in the valuation of these items, are presented in note C3.1(d).

Financial Investments - Determining impairment in relation to financial assets
Financial investments - Determining impairment of "available-for-sale" and "amortised cost" assets

The Group applies judgement to assess whether factors such as the severity and duration of the decline in fair value, the financial condition and the prospects of the issuer indicate an impairment in value of financial investments classified as ‘available-for-sale’ or ‘held at amortised cost’.

If evidence for impairment exists, valuation techniques, including estimates, are then applied in determining the impaired value, which is based on its expectation of discounted future cash flows. If the impaired value is less than book cost, an impairment loss is recognised in the income statement.

Affects $73.9 billion of assets.

For financial investments classified as ‘available for sale’ or ‘at amortised cost’, if a loss event that will have a detrimental effect on cash flows is identified, an impairment loss is recognised in the income statement. The loss recognised is determined as the difference between the book cost and the fair value or estimated future cash flows of the relevant impairment assets. The loss comprises the effect of the expected loss of contractual cash flows and any additional market-price driven temporary reductions in values.

Available-for-sale securities

The Group’s available-for-sale securities are principally held by the US insurance operations. For these securities, the consideration of evidence of impairment requires management's judgement. In making this determination, a range of market and industry indicators are considered including the severity and duration of the decline in fair value and the financial condition and prospects of the issuer. The factors reviewed include economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealised losses currently in equity may be recognised in the income statement in future periods.

For US residential mortgage-backed and other asset-backed securities, all of which are classified as available-for-sale, impairment is estimated using a model of expected future cash flows. Key assumptions used in the model include assumptions about how much of the currently delinquent loans will eventually default and assumed loss severity.

Additional details on the methodology and estimates used to determine impairments of the available-for-sale securities of Jackson are described in note C3.2(e).

Assets held at amortised cost

When assets held at amortised cost are subject to impairment testing, estimated future cash flows are compared to the carrying value of the asset. In estimating future cash flows, the Group looks at the expected cash flows of the assets and applies historical loss experience of assets with similar credit risks that has been adjusted for conditions in the historical loss experience which no longer exist, or for conditions that are expected to arise. The estimated future cash flows are discounted using the financial asset’s original or variable effective interest rate and exclude credit losses that have not yet been incurred.

Reversal of impairment losses

If, in subsequent periods, an impaired debt security held on an available-for-sale basis or an impaired loan or receivable recovers in value (in part or in full) and this recovery can be objectively related to an event occurring after the impairment, then any amount determined to have been recovered is reversed through the income statement.

New accounting pronouncements not yet effective

New accounting pronouncements not yet effective

The following standards, interpretations and amendments have been issued but are not yet effective in 2019, including those which have not yet been adopted in the EU. Following UK’s withdrawal from the European Union, the Group will continue to prepare these statements in accordance with IASB issued standards as endorsed by the EU until the end of the transition period on 31 December 2020. This includes accounting standards already endorsed by the EU but not yet effective as well as any new or amended standards adopted by the EU before the 31 December 2020. For financial years beginning after 31 December 2020, the Group will be required to prepare financial statements in accordance with UK-adopted international accounting standards. The Government is in the process of establishing the UK Endorsement Board to undertake the work of assessing, endorsing and adopting any new or amended International Accounting Standards published by the IASB.

This is not intended to be a complete list as only those standards, interpretations and amendments that could have a material impact on the Group’s financial statements are discussed.

IFRS 9 ‘Financial instruments: Classification and measurement’

In July 2014, the IASB published a complete version of IFRS 9 with the exception of macro hedge accounting. The standard became mandatorily effective for the annual periods beginning on or after 1 January 2018, with early application permitted and transitional rules apply.

The Group met the eligibility criteria for temporary exemption under the Amendments to IFRS 4 from applying IFRS 9 in 2018 and has accordingly deferred the adoption of IFRS 9 until the date when IFRS 17 ‘Insurance Contracts’ is expected to be adopted upon its current mandatory effective date. The Group made a reassessment during the year following the demerger of the UK and Europe operations in October 2019 and confirmed that it remained qualified for the temporary exemption. The Group is eligible as its activities are predominantly to issue insurance contracts based on the criteria as set out in the amendments to IFRS 4. The disclosure of the fair value of the Group’s financial assets, showing the amounts for instruments that meet the ‘Solely for Payment of Principal and Interest’ (SPPI) criteria that do not meet the definition of held for trading or are managed and evaluated on a fair value basis separately from all other financial assets, as required for entities applying the temporary exemption is provided below.

When adopted IFRS 9 replaces the existing IAS 39 ’Financial Instruments - Recognition and Measurement’ and will affect the following three areas:

The classification and the measurement of financial assets and liabilities

IFRS 9 redefines  the classification of financial assets. Based on the way in which the assets are managed in order to generate cash flows and their contractual cash flow characteristics (whether the cash flows represent ‘solely payments of principal and interest’), financial assets are classified into one of the following categories: amortised cost, fair value through other comprehensive income (FVOCI) and fair value through profit or loss (FVTPL). An option is also available at initial recognition to irrevocably designate a financial asset as at FVTPL if doing so eliminates or significantly reduces accounting mismatches.

Under IAS 39, 82 per cent of the Group’s investments are valued at FVTPL and the Group’s current expectation is that a significant proportion will continue to be designated as such under IFRS 9.

The existing IAS 39 amortised cost measurement for financial liabilities is largely maintained under IFRS 9. For financial liabilities designated at FVTPL IFRS 9 requires changes in fair value due to changes in entity’s own credit risk to be recognised in other comprehensive income.

The calculation of the impairment charge relevant for financial assets held at amortised cost or FVOCI

A new impairment model based on an expected credit loss approach replaces the existing IAS 39 incurred loss impairment model, resulting in earlier recognition of credit losses compared to IAS 39.

This aspect is the most complex area of IFRS 9 to implement and will involve significant judgements and estimation processes. The Group is currently assessing the scope of assets to which these requirements will apply.

The hedge accounting requirements which are more closely aligned with the risk management activities of the Company

No significant change to the Group’s hedge accounting is currently anticipated, but this remains under review.

The Group is assessing the impact of IFRS 9 and implementing this standard in conjunction with IFRS 17 as permitted. Further details on IFRS 17 are provided below.

The parent company and a number of intermediate holding companies in the UK and non-insurance subsidiaries in Asia adopted IFRS 9 in 2018 in their individual or separate financial statements where these statements are prepared in accordance with IFRS, including the UK Financial Reporting Standard 101 Reduced Disclosure Framework. The public availability of the financial statements for these entities varies according to the local laws and regulations of each jurisdiction. The results for these entities continue to be accounted for on an IAS 39 basis in these consolidated financial statements.

The fair value of the Group’s directly held financial assets at 31 December 2019 and 2018 are shown below. The 2018 comparative information includes financial assets related to M&G plc, which was demerged from the Group in October 2019. Financial assets with contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest (SPPI) as defined by IFRS 9 are shown separately. This excludes financial assets that meet the definition of held for trading or are managed and evaluated on a fair value basis.

	Financial assets that pass		All other financial assets,
	the SPPI test		net of derivative liabilities
		Movement in		Movement in
	Fair value at	the fair value	Fair value at	the fair value
Financial assets, net of derivative liabilities, on the Group's	31 Dec 2019	during the year	31 Dec 2019	during the year
statement of financial position at 31 Dec 2019	$m	$m	$m	$m

Accrued investment income	1,641	—	—	—
Other debtors	2,054	—	—	—
Loansnote (1)	13,484	517	3,614	2
Equity securities and holdings in collective investment schemes	—	—	247,281	44,250
Debt securitiesnote (2)	56,365	4,114	78,205	5,594
Derivative assets, net of derivative liabilities	—	—	1,353	(5,825)
Other investments	—	—	1,302	44
Deposits	2,615	—	—	—
Cash and cash equivalents	6,965	—	—	—
Total financial assets, net of derivative liabilities	83,124	4,631	331,755	44,065

	Financial assets that pass		All other financial assets,
	the SPPI test		net of derivative liabilities
		Movement in		Movement in
	Fair value at	the fair value	Fair value at	the fair value
Financial assets, net of derivative liabilities, on the Group's	31 Dec 2018	during the year	31 Dec 2018	during the year
statement of financial position at 31 Dec 2018	$m	$m	$m	$m

Accrued investment income	3,501	—	—	—
Other debtors	5,207	—	—	—
Loansnote (1)	15,175	(658)	8,284	(233)
Equity securities and holdings in collective investment schemes	—	—	273,484	(21,843)
Debt securitiesnote (2)	50,335	(2,102)	172,998	(4,464)
Derivative assets, net of derivative liabilities	—	—	(15)	(1,256)
Other investments	—	—	8,294	622
Deposits	15,023	—	—	—
Cash and cash equivalents	15,442	—	—	—
Total financial assets, net of derivative liabilities	104,683	(2,760)	463,045	(27,174)

Notes

(1)	The loans that pass the SPPI test in the table above are primarily carried at amortised cost under IAS 39. Further information on these loans is as provided in note C3.3.
(2)

The debt securities that pass the SPPI test in the table above are primarily held by Jackson and are classified as available-for-sale under IAS 39. The credit ratings of these securities, analysed on the same basis of those disclosed in note C3.2, are as follows:

	31 Dec 2019 $m	31 Dec 2018 $m

Available-for- sale debt securities that pass the SPPI test
AAA	1,117	830
AA+ to AA-	11,328	9,236
A+ to A-	15,140	13,009
BBB+ to BBB-	17,972	18,232
Below BBB-	814	1,074
Other	9,994	7,954
Total fair value	56,365	50,335

The underlying financial assets of the Group’s joint ventures and associates accounted for using the equity method are analysed below into those which meet the SPPI condition of IFRS 9, excluding any financial assets that meet the definition of held for trading or are managed and evaluated on a fair value basis, and all other financial assets. Fair value information for joint ventures and associates is also set out in the table below:

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
Financial assets, net of derivative liabilities, held by the	Fair value at	the fair value	Fair value at	the fair value
Group's joint ventures and associates accounted for using	31 Dec 2019	during the year	31 Dec 2019	during the year
the equity method at 31 Dec 2019	$m	$m	$m	$m

Accrued investment income	161	—	—	—
Other debtors	329	—	—	—
Loans	197	—	—	—
Equity securities and holdings in collective investment schemes	—	—	5,999	444
Debt securities	—	—	6,080	86
Deposits	521	—	—	—
Cash and cash equivalents	513	—	—	—
Total financial assets, net of derivative liabilities	1,721	—	12,079	530

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
Financial assets, net of derivative liabilities, held by the	Fair value at	the fair value	Fair value at	the fair value
Group's joint ventures and associates accounted for using	31 Dec 2018	during the year	31 Dec 2018	during the year
the equity method at 31 Dec 2018	$m	$m	$m	$m

Accrued investment income	167	—	—	—
Other debtors	270	—	—	—
Loans	149	—	—	—
Equity securities and holdings in collective investment schemes	—	—	4,683	(375)
Debt securities	—	—	5,409	115
Deposits	452	—	—	—
Cash and cash equivalents	504	—	—	—
Total financial assets, net of derivative liabilities	1,542	—	10,092	(260)

IFRS 17 ‘Insurance Contracts’

In May 2017, the IASB issued IFRS 17 ‘Insurance Contracts’ to replace the existing IFRS 4 ‘Insurance Contracts’. The standard, which is subject to endorsement in the EU and other regions, applies to annual periods beginning on or after 1 January 2021. In June 2019, the IASB issued an exposure draft proposing amendments to IFRS 17 which includes a delay of the effective date of IFRS 17 by one year to periods beginning on or after 1 January 2022. As a result of comments on this exposure draft, the IASB redeliberated on a number of areas of the IFRS 17 with an amended standard expected to be issued in mid-2020. In March 2020, the IASB has tentatively decided to delay the effective date of IFRS 17 by a further year to 1 January 2023. Early application of IFRS 17 is permitted after the standard has been endorsed, provided the entity also applies IFRS 9 on or before the date it first applies IFRS 17. The Group intends to adopt the new standard on its mandatory effective date, alongside the adoption of IFRS 9.

IFRS 4 permitted insurers to continue to use the statutory basis of accounting for insurance assets and liabilities that existed in their jurisdictions prior to January 2005. IFRS 17 replaces this with a new measurement model for all insurance contracts.

IFRS 17 requires liabilities for insurance contracts to be recognised as the present value of future cash flows, incorporating an explicit risk adjustment, which is updated at each reporting date to reflect current conditions, and a contractual service margin (CSM) that is initially set equal and opposite to any day-one gain arising on initial recognition. Losses are recognised directly into the income statement. For measurement purposes, contracts are grouped together into contracts of similar risk, profitability profile and issue year, with further divisions for contracts that are managed separately.

Profit for insurance contracts under IFRS 17 is represented by the recognition of the services provided to policyholders in the period (release of the CSM), release from non-economic risk (release of risk adjustment) and investment profit.

The CSM is released as profit over the coverage period of the insurance contract, reflecting the delivery of services to the policyholder. For certain contracts with participating features (where a substantial share of the fair value of the related investments and other underlying items is paid to policyholders), the CSM reflects the variable fee to shareholders. For these contracts, the CSM is adjusted to reflect the changes in economic experience and assumptions. For all other contracts the CSM is only adjusted for non-economic assumptions. The scope of contracts subject to the variable fee remains under consideration by the Group.

IFRS 17 introduces a new measure of insurance revenue, based on the delivery of services to policyholders and excluding any premiums related to the investment elements of policies, which will be significantly different from existing premium revenue measures, currently reported in the income statement. In order to transition to IFRS 17, the amount of deferred profit, being the CSM at transition date, needs to be determined.

IFRS 17 requires this CSM to be calculated as if the standard had applied retrospectively. However if this is not practical an entity is required to choose either a simplified retrospective approach or to determine the CSM by reference to the fair value of the liabilities at the transition date. The approach for determining the CSM will have a significant impact on both shareholders’ equity and on the amount of profits on in-force business in future reporting periods.

IFRS 17 Implementation Programme

IFRS 17 is expected to have a significant impact as the requirements of the new standard are complex and requires a fundamental change to accounting for insurance contracts as well as the application of significant judgement and new estimation techniques. The effect of changes required to the Group’s accounting policies as a result of implementing these standards are currently uncertain, particularly as the requirements of the standard continue to be deliberated by the IASB. These changes can be expected to, among other things, alter the timing of IFRS profit recognition. Given the implementation of this standard will involve significant enhancements to IT, actuarial and finance systems of the Group, it will also have an impact on the Group’s expenses.

The Group has a Group-wide implementation programme underway to implement IFRS 17 and IFRS 9. The programme is responsible for setting Group-wide accounting policies and developing application methodologies, establishing appropriate processes and controls, sourcing appropriate data and implementing actuarial and finance system changes.

A Group-wide Steering Committee, chaired by the Group Chief Financial Officer and Chief Operating Officer with participation from the Group Risk function and the Group’s and business units’ senior finance managers, provides oversight and strategic direction to the implementation programme. A number of sub-committees are also in place to provide governance over the technical interpretation and accounting policies selected, programme management, design and delivery of the programme.

The Group is making progress towards providing IFRS 17 financial statements in line with the requirements for interim reporting at its effective date.

Other new accounting pronouncements

In addition to the above, the following new accounting pronouncements have also been issued and are not yet effective but the Group is not expecting them to have a significant impact on the Group’s financial statements:

-	Revised Conceptual Framework for Financial Reporting, issued in March 2018 and effective from 1 January 2020;
-	Amendment to IFRS 3 ‘Business Combinations’ issued in October 2018 and effective from 1 January 2020;
-	Amendments to IAS 1 and IAS 8 ‘Definition of material’ issued in October 2018 and effective from 1 January 2020;
-	Amendments to IFRS 9, IAS 39 and IFRS 7 ‘Interest rate benchmark reform’ issued in September 2019 and effective from 1 January 2020; and
-	Amendments to IAS 1 ‘Classification of liabilities as current or non-current’ issued in January 2020 and effective from 1 January 2022.

For those IASB standards and amendments that have an effective date after 31 December 2020, the Group’s financial statements will be prepared in accordance with UK-adopted international accounting standards, which is currently being finalised, instead of EU-endorsed IFRS

Investment return

Investment return included in the income statement principally comprises interest income, dividends, investment appreciation and depreciation (realised and unrealised gains and losses) on investments designated as fair value through profit or loss, and realised gains and losses (including impairment losses) on items held at amortised cost and Jackson’s debt securities designated as available-for-sale. Movements in unrealised appreciation or depreciation of debt securities designated as available-for-sale are recorded in other comprehensive income. Interest income is recognised as it accrues, taking into account the effective yield on investments. Dividends on equity securities are recognised on the ex-dividend date and rental income is recognised on an accrual basis.

Share-based payments and related movements in own shares

The Group offers discretionary share awards to certain key employees and all-employee share plans for all UK and a number of Asian locations.

The compensation expense charged to the income statement is primarily based upon the fair value of the options granted, the vesting period and the vesting conditions.

The Company has established trusts to facilitate the delivery of Prudential plc shares under these plans. The cost to the Company of acquiring these newly issued shares held in trusts is shown as a deduction from shareholders’ equity.

Tax

Prudential is subject to tax in numerous jurisdictions and the calculation of the total tax charge inherently involves a degree of estimation and judgement. Current tax expense is charged or credited based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year and adjustments made in relation to prior years. The positions taken in tax returns where applicable tax regulation is subject to interpretation are recognised in full in the determination of the tax charge in the financial statements if the Group considers that it is probable that the taxation authority will accept those positions. Otherwise, provisions are established based on management's estimate and judgement of the likely amount of the liability, or recovery by providing for the single best estimate of the most likely outcome or the weighted average expected value where there are multiple outcomes.

The total tax charge includes tax expense attributable to both policyholders and shareholders. The tax expense attributable to policyholders comprises the tax on the income of the consolidated with-profits and unit-linked funds. In certain jurisdictions, life insurance companies are taxed on both their shareholders' profits and on their policyholders' insurance and investment returns on certain insurance and investment products. Although both types of tax are included in the total tax charge in the Group's consolidated income statement, they are presented separately in the consolidated income statement to provide the most relevant information about tax that the Group pays on its profits.

Deferred taxes are provided under the liability method for all relevant temporary differences. IAS 12 'Income Taxes' does not require all temporary differences to be provided for, in particular, the Group does not provide for deferred tax on undistributed earnings of subsidiaries where the Group is able to control the timing of the distribution and the temporary difference created is not expected to reverse in the foreseeable future. Deferred tax assets are only recognised when it is more likely than not that future taxable profits will be available against which these losses can be utilised.

Deferred tax is measured at the tax rates that are expected to apply to the period when the asset is realised or the liability settled, based on tax rates (and laws) that have been enacted or are substantively enacted at the end of the reporting period.

Business combinations

Business combination

Business acquisitions are accounted for by applying the purchase method of accounting, which adjusts the net assets of the acquired company to fair value at the date of purchase. The excess of the acquisition consideration over the fair value of the assets and liabilities of the acquired business is recorded as goodwill. The Group chooses the full goodwill method or the partial goodwill method to calculate goodwill on an acquisition by acquisition basis. Expenses related to acquiring new subsidiaries are charged to the income statement in the period in which they are incurred and not included in goodwill. Income and expenses of acquired businesses are included in the income statement from the date of acquisition.

Where the Group writes a put option over its non-controlling interests as part of its business acquisition, which if exercised triggers the purchase by the Group of the non-controlling interests, the put option is recognised as a financial liability at the acquisition date with a corresponding amount, deducted directly from shareholder’s equity due to the significant risks and rewards of ownership remaining with the non-controlling interests. Any subsequent changes to the carrying amount of the put liability are also recognised within equity.

Goodwill

Goodwill

Goodwill is capitalised and carried on the Group consolidated statement of financial position as an intangible asset at initial value less any accumulated impairment losses. Goodwill impairment testing is conducted annually and when there is an indication of impairment.

Goodwill shown on the consolidated statement of financial position at 31 December 2019 is wholly attributable to shareholders and represents amounts allocated to businesses in Asia and Africa in respect of both acquired asset management and life businesses.

Deferred acquisition costs and other intangible assets

Intangible assets acquired on the purchase of a subsidiary or portfolio of contracts are measured at fair value on acquisition. Deferred acquisition costs are accounted for as described in note A4.1(c). Other intangible assets, such as distribution rights and software, are valued initially at the price paid to acquire them and are subsequently carried at cost less amortisation and any accumulated impairment losses. For intangibles other than DAC, amortisation follows the pattern in which the future economic benefits are expected to be consumed. If the pattern cannot be determined reliably, a straight-line method is applied. For software, the amortisation generally represents the licence period of the software acquired. Amortisation of intangible assets is charged to the ‘acquisition costs and other expenditure’ line in the consolidated income statement. Impairment testing is conducted when there is an indication of impairment.

Share capital; Share premium

Shares are classified as equity when their terms do not create an obligation to transfer assets. Amounts recorded in share capital represent the nominal value of the shares issued. The difference between the proceeds received on issue of the shares, net of share issue costs, and the nominal value of the shares issued, is credited to share premium. Where the Company purchases shares for the purposes of employee incentive plans, the consideration paid, net of issue costs, is deducted from retained earnings. Upon issue or sale any consideration received is credited to retained earnings net of related costs.

Earnings per share

Basic earnings per share is calculated by dividing the earnings attributable to ordinary shareholders (after related tax and non-controlling interests) by the weighted average number of ordinary shares outstanding during the year, excluding those held in employee share trusts and consolidated investment funds, which are treated as cancelled.

For diluted earnings per share, the weighted average number of shares in issue is adjusted to assume conversion of all dilutive potential ordinary shares. The Group's only class of potentially dilutive ordinary shares are those share options granted to employees where the exercise price is less than the average market price of the Company's ordinary shares during the year. No adjustment is made if the impact is anti-dilutive overall.

Property, plant and equipment

Property, plant and equipment comprise Group occupied properties and tangible assets. Following the adoption of IFRS 16 on 1 January 2019 (as described in note A3), property, plant and equipment also includes right-of-use assets for operating leases of properties occupied by the Group and leases of equipment and other tangible assets. All property, plant and equipment, including the right-of-use assets under operating leases, are held at cost less cumulative depreciation calculated using the straight-line method.

Basis of consolidation

The Group consolidates those investees it is deemed to control. The Group has control over an investee if all three of the following are met: (1) it has power over an investee; (2) it is exposed to, or has rights to, variable returns from its involvement with the investee; and (3) it has ability to use its power over the investee to affect its own returns.

(i)	Subsidiaries

Subsidiaries are those investees that the Group controls. The majority of the Group’s subsidiaries are corporate entities, but the Group’s insurance operations also invest in a number of limited partnerships.

The Group performs a re-assessment of consolidation whenever there is a change in the substance of the relationship between the Group and an investee. Where the Group is deemed to control an entity it is treated as a subsidiary and its results, assets and liabilities are consolidated. Where the Group holds a minority share in an entity, with no control over the entity, the investments are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

(ii)	Joint ventures and associates

Joint ventures are joint arrangements arising from a contractual agreement whereby the Group and other investors have joint control of the net assets of the arrangement. In a number of these arrangements, the Group’s share of the underlying net assets may be less than 50 per cent but the terms of the relevant agreement make it clear that control is jointly exercised between the Group and the third party. Associates are entities over which the Group has significant influence, but it does not control. Generally it is presumed that the Group has significant influence if it holds between 20 per cent and 50 per cent voting rights of the entity.

With the exception of those referred to below, the Group accounts for its investments in joint ventures and associates by using the equity method of accounting. The Group’s share of profit or loss of its joint ventures and associates is recognised in the income statement and its share of movements in other comprehensive income is recognised in other comprehensive income. The equity method of accounting does not apply to investments in associates and joint ventures held by the Group’s insurance or investment funds. This includes venture capital business, mutual funds and unit trusts and which, as allowed by IAS 28, ‘Investments in Associates and Joint Ventures’, are carried at fair value through profit or loss.

(iii)	Structured entities

Structured entities are those that have been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity. Voting rights relate to administrative tasks. Relevant activities are directed by means of contractual arrangements. The Group invests in structured entities such as:

-	Collective investment schemes;
-	Limited partnerships;
-	Variable interest entities;
-	Investment vehicles within separate accounts offered through variable annuities;
-	Collateralised debt obligations;
-	Mortgage-backed securities; and
-	Similar asset-backed securities.

Collective investment schemes

The Group invests in collective investment schemes, which invest mainly in equities, bonds, cash and cash equivalents, and properties. The Group’s percentage ownership in these entities can fluctuate on a daily basis according to the participation of the Group and other investors in them.

-	Where the entity is managed by a Group asset manager, and the Group’s ownership holding in the entity exceeds 50 per cent, the Group is judged to have control over the entity.
-

Where the entity is managed by a Group asset manager, and the Group’s ownership holding in the entity is between 20 per cent and 50 per cent, the facts and circumstances of the Group’s involvement in the entity are considered, including the rights to any fees earned by the asset manager from the entity, in forming a judgement as to whether the Group has control over the entity.

-	Where the entity is managed by a Group asset manager, and the Group’s ownership holding in the entity is less than 20 per cent, the Group is judged to not have control over the entity.
-

Where the entity is managed by an asset manager outside the Group, an assessment is made of whether the Group has existing rights that gives it the ability to direct the current activities of the entity and therefore control the entity. In assessing the Group’s ability to direct an entity, the Group considers its ability relative to other investors. The Group has a limited number of investment funds where it considers it has such ability.

Where the Group is deemed to control these entities, they are treated as a subsidiary and are consolidated, with the interests of investors other than the Group being classified as liabilities, and appear as net asset value attributable to unit holders of consolidated investment funds.

Where the Group does not control these entities (as it is deemed to be acting as an agent) and they do not meet the definition of associates, they are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

Where the Group’s asset manager sets up investment funds as part of asset management operations, the Group’s interest is limited to the administration fees charged to manage the assets of such entities. With no participation in these entities, the Group does not retain risks associated with investment funds. For these investment funds, the Group is not deemed to control the entities but to be acting as an agent.

The Group generates returns and retains the ownership risks in investment vehicles commensurate to its participation and does not have any further exposure to the residual risks of these investment vehicles.

Jackson’s separate account assets

These are investment vehicles that invest contract holders’ premiums in equity, fixed income, bonds and money market mutual funds. The contract holder retains the underlying returns and the ownership risks related to the underlying investments. The shareholder’s economic interest in separate accounts is limited to the administrative fees charged. The separate accounts are set up as separate regulated entities governed by a Board of Governors or trustees for which the majority of the members are independent of Jackson or any affiliated entity. The independent members are responsible for any decision making that impacts contract holders’ interest and govern the operational activities of the entities’ advisers, including asset managers. Accordingly, the Group does not control these vehicles. These investments are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

Limited partnerships

The Group’s insurance operations invest in a number of limited partnerships, either directly or through unit trusts, through a mix of capital and loans. These limited partnerships are managed by general partners, in which the Group holds equity. Such interest in general partners and limited partnerships provide the Group with voting and similar rights to participate in the governance framework of the relevant activities in which limited partnerships are engaged in. Accounting for the limited partnerships as subsidiaries, joint ventures, associates or other financial investments depends on the terms of each partnership agreement and the shareholdings in the general partners.

Other structured entities

The Group holds investments in mortgage-backed securities, collateralised debt obligations and similar asset-backed securities, the majority of which are actively traded in a liquid market.

The Group consolidates the vehicles that hold the investments where the Group is deemed to control the vehicles. When assessing control over the vehicles, the factors considered include the purpose and design of the vehicle, the Group’s exposure to the variability of returns and the scope of the Group’s ability to direct the relevant activities of the vehicle including any kick-out or removal rights that are held by third parties. The outcome of the control assessment is dependent on the terms and conditions of the respective individual arrangements.

The majority of such vehicles are not consolidated. In these cases the Group is not the sponsor of the vehicles in which it holds investments and has no administrative rights over the vehicles’ activities. The Group generates returns and retains the ownership risks commensurate to its holding and its exposure to the investments. Accordingly the Group does not have power over the relevant activities of such vehicles and all are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

Prudential plc
Accounting policies
Basis of preparation and exchange rates

1Basis of preparation

The financial statements of the parent company are prepared in accordance with UK Generally Accepted Accounting Practice, including Financial Reporting Standard 101 Reduced Disclosure Framework (‘FRS 101’). In preparing these financial statements, the Company applies the recognition and measurement requirements in International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board (‘IASB’) and endorsed by the EU but makes amendments where necessary in order to comply with the Companies Act 2006.

Measurement and presentation of derivatives and debt securities of US insurance operations; financial instruments other than instruments classified as long-term business contracts

Financial Instruments

Under IFRS 9, except for derivative instruments that are mandatorily classified as fair value through profit or loss, all of the financial assets and liabilities of the Company are classified as amortised cost.The Company assesses impairment on its loans and receivables using the expected credit loss approach. The expected credit loss on the Company’s loans and receivables, the majority of which represent loans to its subsidiaries, have been assessed by taking into account the probability of default on those loans. In all cases the subsidiaries are expected to have sufficient resources to repay the loan either now or over time (based on projected earnings). For loans recallable on demand the expected credit loss has therefore been limited to the impact of discounting the value of the loan between the balance sheet date and the anticipated recovery date.

Investments in and amounts owed by subsidiary undertakings

Investments in subsidiary undertakings

Investments in subsidiary undertakings are shown at cost less impairment. Investments are assessed for impairment by comparing the net assets of the subsidiary undertakings with the carrying value of the investment.

Amounts owed by subsidiary undertakings

Amounts owed by subsidiary undertakings are shown at cost, less provisions.  Provisions are determined using the expected credit loss approach under IFRS 9.

Derivatives

Derivatives

Derivative financial instruments are held to manage certain macro-economic exposures. Derivative financial instruments are carried at fair value with changes in fair value included in the profit and loss account. Refer to Section 6.1 of the Group Risk Framework for detail of the approach to market risk.

Financial Instruments

Under IFRS 9, except for derivative instruments that are mandatorily classified as fair value through profit or loss, all of the financial assets and liabilities of the Company are classified as amortised cost.The Company assesses impairment on its loans and receivables using the expected credit loss approach. The expected credit loss on the Company’s loans and receivables, the majority of which represent loans to its subsidiaries, have been assessed by taking into account the probability of default on those loans. In all cases the subsidiaries are expected to have sufficient resources to repay the loan either now or over time (based on projected earnings). For loans recallable on demand the expected credit loss has therefore been limited to the impact of discounting the value of the loan between the balance sheet date and the anticipated recovery date. For loans with a fixed maturity date the expected credit loss has been determined with reference to the historic experience of loans with equivalent credit characteristics.

Borrowings

Borrowings

Borrowings are initially recognised at fair value, net of transaction costs, and subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds, net of transaction costs, is amortised through the profit and loss account to the date of maturity or, for subordinated debt, over the expected life of the instrument. Where modifications to borrowings do not result in a substantial difference to the terms of the instrument, any costs or fees incurred adjust the carrying amount of the liability and are amortised over the remaining expected life of the modified instrument. Where modifications to borrowings do result in a substantial difference to the terms of the instrument, the instrument is treated as if it had been extinguished and replaced by a new instrument which is initially recognised at fair value and subsequently accounted for on an amortised cost basis using the effective interest method. Any costs or fees arising from such a modification are recognised as an expense when incurred.

Pension schemes; Pensions

Pensions

The Company historically assumed a portion of the pension surplus or deficit of the Group’s main pension scheme, the Prudential Staff Pension Scheme (‘PSPS’). The Company's portion of the surplus was transferred to M&GPrudential Services Limited at 30 June 2019. Up until that date, the Company applied the requirements of IAS 19 ‘Employee Benefits’ (as revised in 2011) for the accounting of its interest in the PSPS surplus or deficit. The key items are highlighted below.

A pension surplus or deficit is recorded as the difference between the present value of the scheme liabilities and the fair value of the scheme assets. The Company’s share of pension surplus is recognised to the extent that the Company is able to recover a surplus either through reduced contributions in the future or through refunds from the scheme.

The assets and liabilities of the defined benefit pension schemes of the Prudential Group are subject to a full triennial actuarial valuation using the projected unit method. Estimated future cash flows are then discounted at a high quality corporate bond yield, adjusted to allow for the difference in duration between the bond index and the pension liabilities, where appropriate, to determine their present value. These calculations are performed by independent actuaries.

The aggregate of the actuarially determined service costs of the currently employed personnel and the net income (interest) on the net scheme assets (liabilities) at the start of the period, is recognised in the profit or loss account. Actuarial gains and losses as a result of the changes in assumptions, experience variances or the return on scheme assets excluding amounts included in the net deferred benefit asset (liability) are recorded in other comprehensive income. The loss on transfer of the pension surplus transferred to M&GPrudential Services Limited has been recognised in the profit or loss account.

Share-based payments and related movements in own shares

Share-based payments

The Group offers share award and option plans for certain key employees and a Save As You Earn (‘SAYE’) plan for all UK and certain overseas employees. The share-based payment plans operated by the Group are mainly equity-settled.

Under IFRS 2 ‘Share-based payment’, where the Company, as the parent company, has the obligation to settle the options or awards of its equity instruments to employees of its subsidiary undertakings, and such share-based payments are accounted for as equity-settled in the Group financial statements, the Company records an increase in the investment in subsidiary undertakings for the value of the share options and awards granted with a corresponding credit entry recognised directly in equity. The value of the share options and awards granted is based upon the fair value of the options and awards at the grant date, the vesting period and the vesting conditions. Cash receipts from business units in respect of newly issued share schemes are treated as returns of capital within investments in subsidiaries.

Tax

Tax

Current tax expense is charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year. To the extent that losses of an individual UK company are not offset, they can be carried back for one year or carried forward indefinitely to be offset , subject to restrictions based on future taxable profits,against profits arising from the same company or other companies in the same UK tax group.

Deferred tax assets and liabilities are recognised in accordance with the provisions of IAS 12 ’Income Taxes’. Deferred tax assets are recognised to the extent that it is regarded as more likely than not that future taxable profits will be available against which these losses can be utilised. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

The Group’s UK subsidiaries each file separate tax returns. In accordance with UK tax legislation, where one domestic UK company is a 75 per cent owned subsidiary of another UK company or both are 75 per cent owned subsidiaries of a common parent, the companies are considered to be within the same UK tax group. For companies within the same tax group, trading losses may be offset against taxable profits arising in the same or future accounting periods for the purposes of determining current and deferred taxes.

Shareholders' dividends; Dividends	Dividends Interim dividends are recorded in the period in which they are paid.
Share capital; Share premium	Share premium The difference between the proceeds received on issue of shares and the nominal value of the shares issued is credited to the share premium account.
Foreign exchange; Foreign currency translation

Foreign currency translation

Transactions not denominated in the Company’s functional currency are initially recorded at the functional rate of currency prevailing on the date of the transaction. Monetary assets and liabilities not denominated in the Company’s functional currency , including borrowings that have been used to finance or provide a hedge against Group equity investments in overseas subsidiaries, are translated to the Company's functional currency at year end exchange rates. The impact of these currency translations is recorded within the profit and loss account for the year.

As discussed above, the Company's functional currency changed from pounds sterling to US dollars on 31 December 2019. The Company has also changed its presentation currency from pounds sterling to US dollars.